Stock Issuance (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2015	Feb. 07, 2014
Sales of securities, number of units	$ 1,125,222
Sales of securities, price per unit	$ 0.30	$ 0.155
Conversion of notes payable	$ 30,000
Accrued interest on debt	$ 222
Two Class D Warrant [Member]
Common stock units description	Each unit consisted of one share of restricted common stock (3,750,729 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020. “Most favored nation” rights are available to the purchasers of such units as described in the Subscription Agreement.
Number of restricted common stock, share	3,750,729
Warrants to purchase restricted common stock, price per share	$ 0.10
Warrant expiration date	Mar. 31, 2020
One Class E Warrant [Member]
Warrants to purchase restricted common stock, price per share	$ 0.1667
Warrant expiration date	Mar. 31, 2020